Details of Significant Accounts - Leasing arrangements, schedule of movements of right-of-use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 847
Additions	82	$ 390
Depreciation expense	(250)	$ (212)
Closing net book amount	679
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,144
Closing net book amount	1,226
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(297)
Closing net book amount	(547)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	705
Additions	82
Depreciation expense	(204)
Closing net book amount	583
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	942
Closing net book amount	1,024
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(237)
Closing net book amount	(441)
Business vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	142
Additions	0
Depreciation expense	(46)
Closing net book amount	96
Business vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	202
Closing net book amount	202
Business vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(60)
Closing net book amount	$ (106)